SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		121 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Nov. 20, 2003
Research and Development Expense [Abstract]
Research and Development Expense, Total	$ 924	$ 792	$ 2,028	$ 1,582	$ 2,733	$ 2,922	$ 16,712
Cash and Cash Equivalents, at Carrying Value, Total	4,791	1,500	4,791	1,500	3,587	2,345	3,587	5,530	0
Depreciation					$ 6,000	$ 4,000
Maximum [Member]
Research and Development Expense [Abstract]
Finite-Lived Intangible Asset, Useful Life					17 years
Property, Plant and Equipment, Useful Life					5 years
Minimum [Member]
Research and Development Expense [Abstract]
Finite-Lived Intangible Asset, Useful Life					12 years
Property, Plant and Equipment, Useful Life					3 years